INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Biological assets
Biological assets at beginning of the year	$ 146,842	$ 57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	610,554	$ 6,388,030
Costs incurred during the year	2,647,778	2,453,912
Decrease due to harvest/disposals	(2,454,740)	(2,974,937)
Biological assets at year ended June 30	294,134	146,842	57,313
Soybean
Biological assets
Biological assets at beginning of the year		0
Initial recognition and changes in the fair value of biological assets at the point of harvest	(352,199)	147,553
Costs incurred during the year	1,423,732	986,505
Decrease due to harvest/disposals	(1,071,533)	(1,134,058)
Biological assets at year ended June 30			0
Corn
Biological assets
Biological assets at beginning of the year		0
Initial recognition and changes in the fair value of biological assets at the point of harvest	(32,674)	55,348
Costs incurred during the year	792,235	721,294
Decrease due to harvest/disposals	(759,561)	(776,642)
Biological assets at year ended June 30			0
Wheat
Biological assets
Biological assets at beginning of the year	87,785	44,413
Initial recognition and changes in the fair value of biological assets at the point of harvest	231,526	191,481
Costs incurred during the year	220,679	477,102
Decrease due to harvest/disposals	(319,308)	(625,211)
Biological assets at year ended June 30	220,682	87,785	44,413
Barley
Biological assets
Biological assets at beginning of the year	59,057	12,900
Initial recognition and changes in the fair value of biological assets at the point of harvest	106,605	159,996
Costs incurred during the year	73,452	185,360
Decrease due to harvest/disposals	(165,662)	(299,199)
Biological assets at year ended June 30	73,452	59,057	12,900
Sunflower
Biological assets
Biological assets at beginning of the year		0
Initial recognition and changes in the fair value of biological assets at the point of harvest	996	56,176
Costs incurred during the year	137,680	83,651
Decrease due to harvest/disposals	$ (138,676)	$ (139,827)
Biological assets at year ended June 30			$ 0